ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 522.1	$ 436.2
Accrued and other liabilities	498.6	514.7
Amount due to related parties (Note 31)	5.7	5.1
Current portion of royalty obligations	10.3	19.1
Accounts payable and accrued liabilities	$ 1,036.7	$ 975.1